Investments in affiliates and investments in available-for-sale securities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash	$ 29,933	$ 25,088
Current assets	60,306	56,349
Non-current assets	1,244,996	1,212,231
Current liabilities	54,247	98,950
Long- term debt including current portion, net	493,463	523,776
Non-current liabilities	483,345	489,421
Income Statement
Revenue	211,652	190,524	$ 223,676
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(15,090)	(52,549)	41,805
Net (loss)/income	(15,090)	(52,549)	41,805
Navios Europe I
Balance sheet
Cash and cash equivalents, including restricted cash	19,185	10,785
Current assets	22,417	15,980
Non-current assets	145,940	169,925
Current liabilities	21,284	18,490
Long- term debt including current portion, net	75,472	86,060
Non-current liabilities	125,283	155,387
Income Statement
Revenue	37,468	40,589	41,437
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	(20,778)	(2,174)	(1,347)
Net (loss)/income	9,762	16,137	(1,118)
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash	16,882	16,916
Current assets	28,403	19,487
Non-current assets	195,784	232,363
Current liabilities	25,805	24,126
Long- term debt including current portion, net	109,223	119,234
Non-current liabilities	164,276	184,530
Income Statement
Revenue	38,633	30,893	20,767
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	22,749	(25,062)	1,673
Net (loss)/income	(9,086)	$ (34,059)	$ 77,252
Navios Containers
Balance sheet
Cash and cash equivalents, including restricted cash	14,501
Current assets	21,371
Non-current assets	245,440
Current liabilities	49,559
Long- term debt including current portion, net	119,033
Non-current liabilities	76,534
Income Statement
Revenue	39,188
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	2,638
Net (loss)/income	$ 2,638